Future Policy Benefit Reserve (Tables)	12 Months Ended
Dec. 31, 2013
Liability for Future Policy Benefits and Unpaid Claims and Claims Adjustment Expense [Abstract]
Components of future policy benefit reserve
Future policy benefit reserves are comprised of the following:

Year ended December 31 (U.S. dollars in thousands)	2013	2012
Traditional Life	$827,341	$805,558
Annuities	3,976,475	4,006,488
Total future policy benefit reserves	$4,803,816	$4,812,046